INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income tax (benefit) expense from continuing operations consists of the following:

Income tax (benefit) expense from continuing operations consists of the following:

	Year Ended December 31
	2020	2019
Current year income taxes (benefit):
Federal	$(9,000)	$(45,000)
State	20,000	20,000
	11,000	(25,000)

Deferred income taxes:
Federal	$9,000	$10,000
	9,000	10,000

Income tax expense (benefit)	$20,000	$(15,000)

The provision for income taxes for continuing operations varied from the federal statutory tax rate as follows:

The provision for income taxes for continuing operations varied from the federal statutory tax rate as follows:

	Year Ended December 31
	2020	2019
Tax at U.S. statutory rate	21.0%	21.0%
State income taxes, net of federal benefit	(0.8)	26.2
Foreign income taxes, net of foreign tax credits	(11.3)	98.9
Other nondeductible items	(3.3)	(2.1)
Effect of increase in uncertain tax positions	—	17.2
Change in valuation allowance	(8.7)	(181.7)
Other	2.0	14.0
Effective tax rate	(1.1%)	(6.5%)

Deferred tax assets and liabilities as of December 31 related to the following:

Deferred tax assets and liabilities as of December 31 related to the following:

	2020	2019
Deferred tax assets:
Allowance for doubtful accounts	$26,000	$29,000
Inventory	798,000	1,254,000
Accrued and prepaid expenses	314,000	302,000
Lease liability	70,000	44,000
Domestic net operating loss carry-forward	3,398,000	2,141,000
Long-term compensation plans	—	248,000
Nonemployee director stock compensation	552,000	514,000
Other stock compensation	82,000	51,000
Intangible assets	—	253,000
Foreign net operating loss carry-forwards and credits	3,261,000	3,087,000
Federal and state credits	767,000	767,000
Other	18,000	17,000

Gross deferred tax assets	9,286,000	8,707,000
Valuation allowance	(8,728,000)	(8,170,000)

Net deferred tax assets	558,000	537,000

Deferred tax liabilities
Depreciation	(318,000)	(485,000)
Intangible assets	(175,000)	—
Lease right-of-use asset	(65,000)	(42,000)

Net deferred tax liability	(558,000)	(527,000)

Total net deferred tax asset	$—	$10,000

Changes in the Company’s uncertain tax positions are summarized as follows:

Changes in the Company’s uncertain tax positions are summarized as follows:

	2020	2019
Uncertain tax positions – January 1	$101,000	$60,000
Gross increases - current period tax positions	14,000	41,000
Uncertain tax positions – December 31, 2020	$115,000	$101,000